Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2013	June 30, 2012
	(in thousands)
Numerator:
Net income	$19,539	$8,966

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,611

	Six months ended
	June 30, 2013	June 30, 2012
	(in thousands)
Numerator:
Net income	$32,971	$18,308

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,608